SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS
ADDITION INFORMATION — FINANCIAL STATEMENTS SCHEDULE II

CHINA LODGING GROUP, LIMITED

This financial information has been prepared in conformity with accounting principles generally accepted in the United States.

VALUATION AND QUALIFYING ACCOUNTS

	Balance at
	Beginning of	Charge to Costs and	Addition Due to	Charge Taken		Balance at
	Year	Expenses	Acquisition	Against Allowance	Write off	End of Year
	(Renminbi in thousands)
Allowance for doubtful accounts of accounts receivables and other receivables:
2013	3,183	4,573	—	—	—	7,756
2014	7,756	4,770	—	—	(6,049)	6,477
2015	6,477	1,997	—	—	(2,415)	6,059
Valuation allowance for deferred tax assets

2013	36,283	22,158	3,139	(9,984)	—	51,596
2014	51,596	29,693	—	(18,421)	—	62,868
2015	62,868	47,122	—	(15,508)	(1,955)	92,527

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